Retirement benefit plans - Additional Information (Detail) member in Thousands		12 Months Ended
	Apr. 01, 2009	Mar. 31, 2020 GBP (£) member trustee_director valuation	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)	Jun. 30, 2019 member	Dec. 31, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure Of Retirement Benefit Plans [Line Items]
Weighted average term of liabilities		15 years
Length of time over which payments will be made to all retirees from the fund		70 years
Estimated % decrease in long-term RPI with alignment of RPI with CPIH		1.00%
Estimated % impact of aligning RPI with CPIH reflected in the value of RPI-linked assets		60.00%
Estimated % decrease in long-term RPI inflation expectations from 2030 with alignment of RPI with CPIH		0.40%
Maximum period of addressing deficit		20 years
Number of recent triennial valuations | valuation		2
Percentage of investment in growth asset							45.00%
De-risking to low risk investment approach year		2034
Flat discount rate							1.00%
Group contributions based on funding valuation agreement		£ 960,000,000
Shareholder distribution threshold dividend per share		10.00%
Shareholder distribution threshold share buybacks		£ 200,000,000
Share buybacks in excess per year		200,000,000
Threshold for BTPS		1,500,000,000
Deficit threshold level for application for provision		2,000,000,000
Contribution to plan		£ 1,274,000,000	£ 2,024,000,000	£ 872,000,000
BTRSS
Disclosure Of Retirement Benefit Plans [Line Items]
Number of active members | member		67
Contribution to plan		£ 460,000,000
Liabilities
Disclosure Of Retirement Benefit Plans [Line Items]
Estimated increase (decrease) in retail price index-linked defined benefit liability (asset) with alignment of retail price index and consumer price index		(400,000,000)
Assets
Disclosure Of Retirement Benefit Plans [Line Items]
Estimated increase (decrease) in retail price index-linked defined benefit liability (asset) with alignment of retail price index and consumer price index		1,400,000,000
Deficit
Disclosure Of Retirement Benefit Plans [Line Items]
Estimated increase (decrease) in retail price index-linked defined benefit liability (asset) with alignment of retail price index and consumer price index		(1,000,000,000)
Maximum
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate							1.40%
Net proceeds consideration under material corporate events		1,000,000,000
Acquisition Consideration		1,000,000,000
Disposal Consideration		1,000,000,000
Minimum
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate							0.70%
Trade and Other Payables
Disclosure Of Retirement Benefit Plans [Line Items]
Present value of liabilities		£ 43,000,000	£ 42,000,000
BTPS
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of section B and C members in BTPS		99.00%
Number of members in pension scheme | member					286
Normal pensionable age	60 years
Number of Trustee directors | trustee_director		9
Trustee directors, appointment term		3 years
Percentage of group's retirement benefit obligation		97.00%
Percentage retirement benefit obligation are rounded		0.05%
Percentage of exposure covered by longevity insurance		25.00%
Funding deficit							£ 11,300,000,000
Funding deficit term		13 years
BTPS | IAS 19 Section C Liabilities | Pensioners
Disclosure Of Retirement Benefit Plans [Line Items]
Increases in benefits in payment based upon RPI, maximum percentage		5.00%
Section B and C under BTPS
Disclosure Of Retirement Benefit Plans [Line Items]
Normal pensionable age	65 years
Expense and Future Accrual
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement		£ 60,000,000
Deficit Contributions
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement		900,000,000
EEPS
Disclosure Of Retirement Benefit Plans [Line Items]
Funding deficit						£ 161,000,000
Defined benefit liabilities		£ 900,000,000
Number of active members | member		9
EEPS | Each month between 1 January 2019 and 31 July 2022
Disclosure Of Retirement Benefit Plans [Line Items]
Monthly payments to bridge funding deficit		£ 3,300,000
EEPS | Global Equities
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan		20.00%
EEPS | Property and Illiquid Alternatives
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan		25.00%
EEPS | Absolute Return Portfolio
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan		23.00%
EEPS | Liability Driven Investment Portfolio
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan		32.00%
BTHS
Disclosure Of Retirement Benefit Plans [Line Items]
Defined benefit and defined contribution liabilities		£ 12,000,000